13F-HR
          09/30/2012

             0000846633
             e$e3akrv

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      11/14/2012

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                44
FORM 13F Information Table Value Total:                            370,729
List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMKOR			      COM     031652100	      123	     27793	  SH	SOLE		   27793
Array Biopharma		      COM     04269X105        87            14900        SH    SOLE               14900
BGC Partners                  COM     05541T101        56            11428        SH    SOLE               11428
Brocade Communications        COM     111621306       116            19643        SH    SOLE               19643
Cooper Tire & Rubber          COM     216831107       241            12585        SH    SOLE               12585
Dean Foods Co                 COM     242370104       220            13463        SH    SOLE               13463
E Commerce China DangDang     COM     26833A105       131            27599        SH    SOLE               27599
Giant Interactive             COM     374511103       284            54279        SH    SOLE               54279
HH Gregg                      COM     42833L108        84            12160        SH    SOLE               12160
Hot Topic Inc                 COM     441339108       152            17454        SH    SOLE               17454
Hovnanian Enterprises         COM     442487203        88            25321        SH    SOLE               25321
Hyperdynamics Corp            COM     448954107       108           148143        SH    SOLE              148103
Kaiser Alum Corp              COM     483007704       230             3941        SH    SOLE                3941
Kulicke & Soffa               COM     501242101       164            15745        SH    SOLE               15745
Magnum Hunter Resources       COM     55973B102        89            19963        SH    SOLE               19963
Mine Safety Appliances        COM     602720104       262             7026        SH    SOLE                7026
Monolithic Power              COM     609839105       248            12550        SH    SOLE               12550
Netscout Sys Inc              COM     64115T104       338            13267        SH    SOLE               13267
Novagold Resources            COM     66987E206       196            34952        SH    SOLE               34952
Nu Skin Enterprises           COM     67018T105       261             6732        SH    SOLE                6732
Officemax Inc                 COM     67622P101       163            20868        SH    SOLE               20868
Parker Drilling               COM     701081101        60            14248        SH    SOLE               14248
Perfect World                 COM     71372U104       125            11543        SH    SOLE               11543
Pilgrims Pride                COM     72147K108        63            12464        SH    SOLE               12464
Pinnacle Entertainment        COM     723456109       145            11846        SH    SOLE               11846
Rosetta Resources             COM     777779307       211             4403        SH    SOLE                4403
Smith & Wesson                COM     831756101       157            14276        SH    SOLE               14276
Solarwinds Inc                COM     83416B109       312             5594        SH    SOLE                5594
Teradyne Inc                  COM     880770102       197            13885        SH    SOLE               13885
TOUSA Inc                     COM     872962105         0            31608        SH    SOLE               31608
United Therapeutics           COM     91307C102       202             3613        SH    SOLE                3613
Uranerz Energy                COM     91688T104       104            63988        SH    SOLE               63988
Vitamin Shoppe                COM     92849E101       299             5125        SH    SOLE                5125
ipath GSCI                    ETF     06738C794      2004            58250        SH    SOLE               58250
ishares MSCI Canada           ETF     464286509     35347          1240685        SH    SOLE             1240685
ishares MSCI EAFE             ETF     464287465     92635          1738323        SH    SOLE             1738323
ishares MSCI EM Index         ETF     464287234    112918          2732430        SH    SOLE             2732430
ishares MSCI Taiwan           ETF     464286731       218            16300        SH    SOLE               16300
ishares Russell 3000          ETF     464287689      3270            38540        SH    SOLE               38540
ishares S&P 100 Index         ETF     464287101      2411            36285        SH    SOLE               36285
S&P 500 Depository            ETF     78462F103      3852            26760        SH    SOLE               26760
S&P GSCI Commodity Index      ETF     46428R107      1467            43430        SH    SOLE               43430
Vanguard MSCI EM Index        ETF     922042858    108485          2597210        SH    SOLE             2597210
Barclays Capital              ETF     78464A417      2606            64820        SH    SOLE               64820